EQUITY TRANSACTIONS (10K)	12 Months Ended
Dec. 31, 2014
EQUITY TRANSACTIONS [Abstract]
EQUITY TRANSACTIONS
NOTE 12.	EQUITY TRANSACTIONS

Common Stock Transactions

March 2013 Offering

On March 14, 2013, we entered into a Securities Purchase Agreement (the “March SPA”) with Kerry P. Gray, the Company’s Chairman, President, and Chief Executive Officer and Terrance K. Wallberg, the Company’s Vice President and Chief Financial Officer (collectively, the “Investors”) relating to an equity investment of $440,000 by the Investors for 1,100,000 shares of our Common Stock (the “March Shares”) and warrants to purchase up to 660,000 shares of our Common Stock (the “March Warrants”) (the “March 2013 Offering”).  Under the March SPA, the purchase and sale of the March Shares and March Warrants took place at four closings over twelve months, with $88,000 being funded at the initial closing under the March SPA, $110,000 being funded on the four-month anniversary of the initial closing, $132,000 being funded on the eight-month anniversary of the initial closing, and $110,000 being funded on the one-year anniversary of the initial closing.  The March Warrants have a fixed exercise price of $0.60 per share, become exercisable in tranches on each of the four funding dates, and expire on the five-year anniversary of the initial closing.  On March 14, 2013, we closed the March 2013 Offering and received the initial funding tranche of $88,000 for the purchase of 220,000 shares of our Common Stock.  We received subsequent funding tranches of $110,000, $132,000, and $110,000 for the purchase of 275,000, 330,000, and 275,000 shares of our Common Stock on July 15, 2013, November 14, 2013, and March 14, 2014, respectively.

January 2013 Offering

On December 21, 2012, we entered into a Securities Purchase Agreement (the “SPA”) with IPMD GmbH (“IPMD”) relating to an equity investment of $2,000,000 by IPMD for 5,000,000 shares of our Common Stock (the “Shares”) and warrants to purchase up to 3,000,000 shares of our Common Stock (the “Warrants”) (the “January 2013 Offering”).  Under the SPA, the purchase and sale of the Shares and Warrants took place at four closings over twelve months, with $400,000 being funded at the initial closing under the SPA, $500,000 being funded on the four-month anniversary of the initial closing, $600,000 being funded on the eight-month anniversary of the initial closing, and $500,000 being funded on the one-year anniversary of the initial closing.  The Warrants have a fixed exercise price of $0.60 per share, become exercisable in tranches on each of the four funding dates, and expire on the one-year anniversary of the initial closing.  On January 3, 2013, we closed the January 2013 Offering and received the initial funding tranche of $400,000 for the purchase of 1,000,000 shares of our Common Stock.  We received subsequent funding tranches of $500,000, $300,000, $300,000, and $500,000 for the purchase of 1,250,000, 750,000, 750,000, and 1,250,000 shares of our Common Stock on May 7, 2013, September 6, 2013, October 24, 2013, and January 6, 2014 respectively.

In the SPA, we also agree to appoint up to two directors nominated by IPMD to serve on our Board of Directors.  On January 17, 2013, the Board of Directors of the Company appointed Helmut Kerschbaumer and Klaus Kuehne to each serve as a director of the Company.  Messrs. Kerschbaumer and Kuehne are the designees of IPMD to serve on the Company’s Board of Directors pursuant to covenants in the SPA with IPMD.

In the SPA, we also agreed that we would not issue equity securities or rights to acquire equity securities without the unanimous approval of our Board of Directors and granted IPMD a right of first offer with respect to certain offerings or issuances of securities.

On January 3, 2014, the Warrants vested with respect to 3,000,000 shares of our Common Stock and were exercised by IPMD on that date pursuant to a Notice of Exercise, accepted by the Company, that provided for the issuance of 750,000 shares of Common Stock on each of January 31, 2014, February 28, 2014, March 31, 2014, and April 30, 2014 in exchange for the payment of $450,000 on each such date.

On January 31, 2014, IPMD entered into an Assignment Agreement (the “Assignment Agreement”) with The Punch Trust (“TPT”) and Michael I. Sacks (“Sacks”) pursuant to which IPMD assigned to TPT and Sacks its rights and interests to purchase up to 3,000,000 shares of our Common Stock as detailed in the Warrants and the Notice of Exercise.  Neither TPT nor Sacks paid any monetary consideration to IPMD in connection with the assignments under the Assignment Agreement.

Concurrent with the assignment under the Assignment Agreement described above, ULURU, TPT, Sacks, and IPMD entered into an Implementation Agreement (the “Implementation Agreement”) pursuant to which we consented and agreed to the assignment of the Warrants to TPT and Sacks.  We also agreed to issue and facilitate the delivery of the shares of Common Stock under the Warrants to TPT and Sacks upon their payment of the corresponding purchase price due under the Warrants.  Under the terms of the Warrants, Sacks made payments of $450,000 on each of January 31, 2014 and February 28, 2014 and $150,000 on each of March 31, 2014 and April 30, 2014.  The Company issued 750,000 shares of Common Stock to Sacks on each of January 31, 2014 and February 28, 2014 and 250,000 shares of Common Stock on each of March 31, 2014 and April 30, 2014.  Under the terms of the Warrants, TPT made payments of $300,000 on each of March 31, 2014 and April 30, 2014 and the Company issued 500,000 shares of Common Stock to TPT on each date, respectively.

On January 31, 2014, we also entered into a Registration Rights Agreement with TPT and Sacks whereby we agreed to prepare and file with the SEC a registration statement for the number of shares referred to therein within sixty days after request and to use commercially reasonable efforts to cause such registration statement to be declared effective with the SEC and to keep such registration statement effective for a period of eighty days and, if necessary, such eighty day period being extended for up to sixty additional days.